Balance Sheet Components - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012 Project	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Balance Sheet Details [Line Items]
Depreciation expense incurred	$ 271,000	$ 270,000	$ 704,000	$ 567,000	$ 818,000	$ 433,000	$ 264,000
Product formula purchase price					2,000,000
Product formula purchase consideration, annual payment						150,000
Product formula intangible asset	1,212,000		1,212,000		1,212,000	189,000
Estimated useful life of product formula intangible asset						20 years
Amortization expense	15,000	6,000	45,000	11,000	27,000	9,000
Future Amortization Expense 2013	60,000		60,000		60,000
Future Amortization Expense 2014	60,000		60,000		60,000
Future Amortization Expense 2015	60,000		60,000		60,000
Future Amortization Expense 2016	60,000		60,000		60,000
Future Amortization Expense 2017	60,000		60,000		60,000
Number of construction projects	2
Tenant improvements recorded as leasehold improvements	282,000		282,000
Future Amortization Expense 2013	15,000		15,000
Future Amortization Expense, next five years, Total	300,000		300,000
Amortization expense after 2018	816,000		816,000
Trade Secrets
Balance Sheet Details [Line Items]
Product formula intangible asset						1,000,000
Leasehold Improvements
Balance Sheet Details [Line Items]
Remodeling cost of the office existing space	$ 131,000